Schedule of Investments (unaudited) April 30, 2021	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Michigan — 134.4%

Corporate — 3.4%
Monroe County Economic Development Corp., Refunding RB, Series AA, (NPFGC), 6.95%, 09/01/22	$14,500	$15,790,935

County/City/Special District/School District — 26.2%
Anchor Bay School District, Refunding GO, (Q-SBLF), 4.50%, 05/01/21(a)	1,505	1,505,000
Battle Creek School District, Refunding GO, (Q-SBLF), 5.00%, 05/01/37	1,170	1,405,661
Berkley School District, GO, (Q-SBLF), 5.00%, 05/01/35	2,965	3,467,152
Byron Center Public Schools, GO
Series I, (Q-SBLF), 5.00%, 05/01/43	4,475	5,408,664
Series I, (Q-SBLF), 5.00%, 05/01/47	740	890,649
Columbia School District, GO, (Q-SBLF), 5.00%, 05/01/38(a)	5,185	5,751,150
Comstock Park Public Schools, GO, Series B, (Q-SBLF), 5.50%, 05/01/21(a)	3,385	3,385,000
County of Saginaw Michigan, GO, 4.00%, 11/01/42	2,000	2,288,740
Dearborn Brownfield Redevelopment Authority, GO, Series A, (AGC), 5.50%, 05/01/39	5,300	5,319,981
Dearborn School District, GO
Series A, (Q-SBLF), 5.00%, 05/01/32(a)	1,500	1,669,470
Series A, (Q-SBLF), 5.00%, 05/01/33	1,600	1,779,584
Series A, (Q-SBLF), 5.00%, 05/01/34	1,200	1,333,944
Dowagiac Union School District, GO, (Q-SBLF), 5.00%, 05/01/41	1,140	1,360,624
East Lansing School District, GO, Series I, (Q-SBLF), 5.00%, 05/01/42	1,000	1,213,510
Farmington Public School District, Refunding GO
(AGM), 5.00%, 05/01/33	1,500	1,748,565
(AGM), 5.00%, 05/01/34	1,500	1,747,440
(AGM), 5.00%, 05/01/35	1,000	1,164,200
Fraser Public School District, Refunding GO
(Q-SBLF), 5.00%, 05/01/43	2,000	2,425,200
(Q-SBLF), 5.00%, 05/01/47	3,225	3,894,639
Gibraltar School District, GO, (Q-SBLF), 5.00%, 05/01/36	750	933,743
Goodrich Area School District, GO, (Q-SBLF), 5.50%, 05/01/21(a)	1,460	1,460,000
Grandville Public Schools, GO
Series I, (AGM), 4.00%, 05/01/38	910	1,083,983
Series II, (AGM), 5.00%, 05/01/40	3,250	3,769,578
Gull Lake Community School District, GO, Series I, (Q-SBLF), 5.00%, 05/01/45	4,000	4,939,560
Hudsonville Public Schools, GO
Series I, (Q-SBLF), 4.00%, 05/01/43	1,875	2,213,981
Series I, (Q-SBLF), 4.00%, 05/01/44	1,950	2,297,217
Series I, (Q-SBLF), 4.00%, 05/01/45	2,040	2,400,325
Jackson Public Schools, GO, (Q-SBLF), 5.00%, 05/01/42	4,000	4,926,680
Kentwood Public Schools, GO
5.00%, 05/01/41	1,120	1,340,998
5.00%, 05/01/44	1,815	2,160,304
Livonia Public Schools, GO, Series I, (AGM), 5.00%, 05/01/23(a)	5,000	5,474,650

Security	Par (000)	Value

County/City/Special District/School District (continued)
Mattawan Consolidated School District, GO, Series I, (Q-SBLF), 5.00%, 05/01/39	$3,375	$3,932,212
Michigan Finance Authority, RB 5.00%, 11/01/34	215	270,249
5.00%, 11/01/38	2,500	3,115,250
5.00%, 11/01/43	4,000	4,935,240
Series H-1, 5.00%, 10/01/39(a)	5,400	6,162,426
Mona Shores Public Schools, GO
Series I, (Q-SBLF), 5.00%, 05/01/42	1,000	1,258,300
Series I, (Q-SBLF), 5.00%, 05/01/43	1,025	1,288,681
Series I, (Q-SBLF), 5.00%, 05/01/44	1,525	1,914,744
Swartz Creek Community Schools, GO, (Q-SBLF), 5.00%, 05/01/44	4,270	5,387,587
Troy School District, GO, (Q-SBLF), 5.00%, 05/01/28	2,000	2,232,180
Walled Lake Consolidated School District, GO, (Q-SBLF), 5.00%, 11/01/23(a)	7,010	7,835,919
Zeeland Public Schools, GO
Series A, (AGM), 5.00%, 05/01/25(a)	2,000	2,361,200
Series A, (AGM), 5.00%, 05/01/33	1,000	1,164,590

		122,618,770

Education — 28.9%
Grand Valley State University, RB, 5.00%, 12/01/43	1,600	1,943,568
Lake Superior State University, RB, (AGM), 5.00%, 01/15/48	3,750	4,430,025
Michigan Finance Authority, Refunding RB 4.00%, 02/01/29	700	741,944
5.00%, 02/01/33	830	917,109
4.00%, 12/01/33	1,720	1,831,009
5.00%, 12/01/36	1,550	1,691,314
5.00%, 09/01/40	1,000	1,112,590
5.00%, 12/01/40	2,900	3,091,429
5.00%, 12/01/45	4,400	4,666,332
4.00%, 09/01/46	1,750	2,008,615
Series 25-A, AMT, 4.00%, 11/01/29	5,900	6,194,292
Series 25-A, AMT, 4.00%, 11/01/30	2,850	2,990,818
Series 25-A, AMT, 4.00%, 11/01/31	3,150	3,304,098
Michigan State University, Refunding RB, Series A, 5.00%, 08/15/38	10,000	11,018,900
Michigan Technological University, RB, Series A, 5.00%, 10/01/45	1,800	2,078,082
Oakland University, RB 5.00%, 03/01/32	400	415,128
5.00%, 03/01/41	3,635	4,261,274
Series A, 5.00%, 03/01/38	5,490	5,922,392
Series A, 5.00%, 03/01/43	16,845	18,139,033
University of Michigan, RB, Series A, 5.00%, 04/01/39	3,425	3,868,332
Wayne State University, RB, Series A, 5.00%, 11/15/40	13,000	14,386,190
Western Michigan University, RB, Series A, (AGM), 5.00%, 11/15/51	5,000	6,361,400
Western Michigan University, Refunding RB 5.25%, 11/15/21(a)	3,500	3,594,115
(AGM), 5.00%, 11/15/23(a)	1,750	1,959,265
5.25%, 11/15/23(a)	8,475	9,541,918
(AGM), 5.25%, 11/15/23(a)	1,000	1,125,890
5.00%, 11/15/44	5,650	6,988,428
5.00%, 11/15/49	8,680	10,738,375

		135,321,865

1

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health — 31.9%
Grand Traverse County Hospital Finance Authority, RB
Series A, 5.00%, 07/01/44	$4,230	$4,773,809
Series A, 5.00%, 07/01/47	2,200	2,477,926
Series A, 5.00%, 07/01/49	2,610	3,167,470
Series B, 4.00%, 07/01/49	2,000	2,250,760
Kalamazoo Economic Development Corp., Refunding RB
5.00%, 05/15/32	865	962,546
5.00%, 05/15/42	425	461,809
Kent Hospital Finance Authority, Refunding RB, Series A, 5.00%, 11/15/21(a)	7,500	7,691,700
Kentwood Economic Development Corp., Refunding RB, 5.00%, 11/15/41	2,335	2,627,692
Michigan Finance Authority, RB
5.00%, 11/15/36	2,500	2,672,625
4.00%, 11/01/46	1,025	1,118,593
Michigan Finance Authority, Refunding RB
5.00%, 12/01/21(a)	16,500	16,956,785
5.00%, 06/01/24(a)	1,500	1,715,685
5.00%, 06/01/26(a)	290	354,328
5.00%, 05/15/32	1,000	1,170,100
5.00%, 11/01/32	4,000	4,275,000
5.00%, 05/15/33	2,000	2,338,260
5.00%, 05/15/34	6,500	7,592,910
5.00%, 05/15/35	4,945	5,771,853
5.00%, 11/15/37	3,000	3,607,440
5.00%, 11/15/41	1,000	1,190,590
5.00%, 11/15/45	3,750	4,343,513
5.00%, 12/01/45	19,445	22,754,345
4.00%, 11/15/46	8,500	9,380,260
Michigan State Hospital Finance Authority, Refunding RB
Series A, 5.00%, 06/01/35	2,250	2,361,375
Series C, 4.00%, 06/01/22(a)	5,300	5,516,240
Michigan Strategic Fund, Refunding RB, 5.00%, 11/15/43	1,220	1,366,815
Royal Oak Hospital Finance Authority, Refunding RB, Series D, 5.00%, 09/01/39	27,365	30,605,563

		149,505,992

Housing — 6.1%
Michigan State Housing Development Authority, RB, M/F Housing
Series A, 4.45%, 10/01/34	1,000	1,069,750
Series A, 4.63%, 10/01/39	3,490	3,723,202
Series A, 4.30%, 10/01/40	3,320	3,653,793
Series A, 4.00%, 10/01/43	7,420	8,282,427
Series A, 4.75%, 10/01/44	5,000	5,294,700
AMT, (GNMA COLL), 4.75%, 04/20/37	2,910	2,913,579
Michigan State Housing Development Authority, RB, S/F Housing, Series A, 4.00%, 12/01/44	3,440	3,642,719

		28,580,170

State — 18.2%
Flint Economic Development Corp., RB, 5.25%, 10/01/41	4,950	5,046,674
Michigan Finance Authority, RB
Series F, 5.00%, 04/01/31	1,000	1,019,430
Series F, 5.25%, 10/01/41	8,595	8,762,774
Michigan State Building Authority, Refunding RB Series I, 5.00%, 04/15/41	4,750	5,674,682

Security	Par (000)	Value

State (continued)
Michigan State Building Authority, Refunding
RB (continued)
Series I-A, 5.50%, 10/15/21(a)	$2,000	$2,047,580
Michigan Strategic Fund, RB
Series A, 5.25%, 10/15/40	3,000	3,535,950
AMT, (AGM), 4.25%, 12/31/38	14,000	16,191,700
AMT, 5.00%, 12/31/43	15,000	18,112,800
Michigan Strategic Fund, Refunding RB, 5.25%, 10/15/31	7,000	7,156,730
State of Michigan Trunk Line Revenue, RB 5.00%, 11/15/33	3,000	3,076,590
5.00%, 11/15/36	5,345	5,480,282
Series B, 4.00%, 11/15/45	5,000	6,002,850
State of Michigan, COP, (AMBAC), 0.00%, 06/01/22(b)(c)	3,000	2,988,030

		85,096,072

Tobacco — 1.7%
Michigan Finance Authority, Refunding RB, Series A, Class 1, 4.00%, 06/01/40	1,250	1,463,888
Michigan Finance Authority, Refunding RB, CAB, Series B-2, Class 2, 0.00%, 06/01/65(c)	50,000	6,381,500

		7,845,388

Transportation — 6.0%
Wayne County Airport Authority, ARB
Series A, 5.00%, 12/01/42	1,000	1,209,170
Series D, 5.00%, 12/01/35	3,850	4,564,406
Series D, 5.00%, 12/01/45	7,500	8,711,400
Series B, AMT, 5.00%, 12/01/42	1,000	1,187,350
Series B, AMT, 5.00%, 12/01/47	1,250	1,470,425
Series C, AMT, 5.00%, 12/01/39	1,475	1,677,783
Wayne County Airport Authority, Refunding RB, Series F, AMT, 5.00%, 12/01/34	8,000	9,398,160

		28,218,694

Utilities — 12.0%
City of Detroit Michigan Sewage Disposal System Revenue, Refunding RB, Series A, Senior Lien, 5.25%, 07/01/22(a)	2,655	2,810,025
City of Detroit Michigan Water Supply System Revenue, RB
Series A, Senior Lien, 5.25%, 07/01/21(a)	4,325	4,359,730
Series A, Senior Lien, (NPFGC), 5.00%, 07/01/34	10	10,035
City of Grand Rapids Michigan Sanitary Sewer System Revenue, Refunding RB, Series A, (NPFGC), 5.50%, 01/01/22	280	289,632
City of Holland Michigan Electric Revenue, RB,
Series A, 5.00%, 07/01/39	10,000	10,074,400
City of Port Huron Michigan Water Supply System Revenue, RB
5.25%, 10/01/31	500	509,725
5.63%, 10/01/40	1,500	1,530,270
Downriver Utility Wastewater Authority, Refunding RB, (AGM), 5.00%, 04/01/43	1,000	1,199,960
Great Lakes Water Authority Water Supply System Revenue, RB, Series B, 2nd Lien, 5.00%, 07/01/46	10,000	11,720,500
Karegnondi Water Authority, Refunding RB 5.00%, 11/01/41	2,750	3,284,215
5.00%, 11/01/45	3,000	3,569,640
Lansing Board of Water & Light, RB, Series A, 5.00%, 07/01/21(a)	3,180	3,204,295

2	SCHEDULE OF INVESTMENTS

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utilities (continued)
Michigan Finance Authority, Refunding RB
Series D-1, 5.00%, 07/01/34	$2,000	$2,352,360
Series D-1, 5.00%, 07/01/35	750	881,543
Series C-3, Senior Lien, (AGM), 5.00%, 07/01/31	1,000	1,139,660
Series C-3, Senior Lien, (AGM), 5.00%, 07/01/32	5,250	5,979,015
Series C-3, Senior Lien, (AGM), 5.00%, 07/01/33	3,000	3,414,390

		56,329,395

Total Municipal Bonds in Michigan		629,307,281

Puerto Rico — 4.5%

State — 4.5%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	534	592,831
Series A-1, Restructured, 5.00%, 07/01/58	825	926,813
Series A-2, Restructured, 4.33%, 07/01/40	1,109	1,212,159
Series A-2, Restructured, 4.78%, 07/01/58	103	114,665
Series B-1, Restructured, 4.75%, 07/01/53	616	682,128
Series B-1, Restructured, 5.00%, 07/01/58	7,451	8,371,198
Series B-2, Restructured, 4.33%, 07/01/40	5,880	6,428,075
Series B-2, Restructured, 4.78%, 07/01/58	597	662,503
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(c)	6,295	1,984,876

Total Municipal Bonds in Puerto Rico		20,975,248

Total Municipal Bonds — 138.9% (Cost: $600,679,505)		650,282,529

Municipal Bonds Transferred to Tender Option Bond Trusts(d)

Michigan — 17.2%

Education — 10.7%
Eastern Michigan University, RB, 4.00%, 03/01/44	10,000	11,325,600
Michigan Finance Authority, Refunding RB, AMT, Series 25-A, 4.00%, 11/01/28	8,750	9,190,561
Michigan State University, Refunding RB, Series B, 5.00%, 02/15/44(e)	5,750	7,252,416
University of Michigan, Refunding RB, 5.00%, 04/01/46	10,000	11,938,700
Wayne State University, RB, Series A, 5.00%, 11/15/43(e)	8,530	10,557,152

		50,264,429

Health — 2.5%
Michigan Finance Authority, RB, Series A, 5.00%, 11/01/44	10,002	11,624,295
Michigan Finance Authority, Refunding RB, 5.00%, 12/01/21(a)	190	195,261

		11,819,556

Security	Par (000)	Value

State — 1.3%
Michigan State Building Authority, Refunding RB, Series I, 5.00%, 10/15/45	$5,150	$6,032,453

Utilities — 2.7%
Lansing Board of Water & Light, Refunding RB, Series A, 5.00%, 07/01/44	10,000	12,510,395

Total Municipal Bonds in Michigan		80,626,833

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 17.2%
(Cost: $73,494,541)		80,626,833

Total Long-Term Investments — 156.1% (Cost: $674,174,046)		730,909,362

	Shares

Short-Term Securities

Money Market Funds — 0.3%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.01%(f)(g)	1,593,664	1,593,982

Total Short-Term Securities — 0.3% (Cost: $1,593,013)		1,593,982

Total Investments — 156.4% (Cost: $675,767,059)		732,503,344

Other Assets Less Liabilities — 1.8%		8,727,251

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (8.8)%		(41,384,764)

VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (49.4)%		(231,503,689)

Net Assets Applicable to Common Shares — 100.0%		$468,342,142

(a)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(c)	Zero-coupon bond.
(d)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(e)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between November 15, 2026 to February 15, 2027, is $9,881,917.

(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

3

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Class	$3,877,972	$—	$(2,284,279	)(a)	$775	$(486)	$1,593,982	1,593,664	$280	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$650,282,529	$—	$650,282,529
Municipal Bonds Transferred to Tender Option Bond Trusts	—	80,626,833	—	80,626,833
Short-Term Securities
Money Market Funds	1,593,982	—	—	1,593,982

	$1,593,982	$730,909,362	$—	$732,503,344

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(41,362,055)	$—	$(41,362,055)
VRDP Shares at Liquidation Value	—	(231,900,000)	—	(231,900,000)

	$—	$(273,262,055)	$—	$(273,262,055)

4	SCHEDULE OF INVESTMENTS

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)

Portfolio Abbreviation

AGC	Assured Guaranty Corp.

AGM	Assured Guaranty Municipal Corp.

AMBAC	AMBAC Assurance Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

Q-SBLF	Qualified School Bond Loan Fund

RB	Revenue Bond

S/F	Single-Family

5